Other Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other Income [Abstract]
Income from revenue		$ 14,392,091
Other income presented	$ 22,766	1,487,589
Other income	$ 360,878	$ 425,853